UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.4%

Security	Shares	Value
Aerospace & Defense — 2.8%
United Technologies Corp.(1)	466,424	$44,800,025

		$44,800,025

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.(1)	242,651	$16,361,957

		$16,361,957

Banks — 9.1%
Citigroup, Inc.(1)	461,879	$24,983,035
JPMorgan Chase & Co.(1)	699,552	46,646,127
KeyCorp(1)	1,183,915	15,521,126
PNC Financial Services Group, Inc. (The)(1)	182,091	17,391,512
Wells Fargo & Co.(1)	720,492	39,699,109

		$144,240,909

Beverages — 0.8%
Molson Coors Brewing Co., Class B	140,917	$12,968,591

		$12,968,591

Biotechnology — 0.8%
Gilead Sciences, Inc.	126,436	$13,397,159

		$13,397,159

Capital Markets — 6.0%
Affiliated Managers Group, Inc.(2)	129,827	$23,009,239
Credit Suisse Group AG(1)	938,536	20,169,171
Credit Suisse Group AG(3)(4)	564,255	12,124,761
Goldman Sachs Group, Inc. (The)(1)	70,876	13,467,858
Invesco, Ltd.(1)	774,167	26,081,686

		$94,852,715

Chemicals — 3.6%
Linde AG	80,555	$14,037,413
PPG Industries, Inc.	235,335	24,884,323
Syngenta AG	50,126	18,461,396

		$57,383,132

Consumer Finance — 0.9%
Synchrony Financial(2)	426,568	$13,577,659

		$13,577,659

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.(1)	606,284	$27,555,608

		$27,555,608

Electric Utilities — 2.9%
Edison International(1)	228,647	$13,572,486
NextEra Energy, Inc.(1)	329,562	32,910,061

		$46,482,547

Electrical Equipment — 0.9%
Hubbell, Inc., Class B	138,325	$13,734,289

		$13,734,289

Energy Equipment & Services — 1.7%
Schlumberger, Ltd.(1)	353,411	$27,265,659

		$27,265,659

Security	Shares	Value
Food & Staples Retailing — 1.8%
Kroger Co. (The)(1)	759,705	$28,610,490

		$28,610,490

Food Products — 2.5%
General Mills, Inc.(1)	461,001	$26,627,418
Mondelez International, Inc., Class A(1)	282,678	12,341,721

		$38,969,139

Health Care Equipment & Supplies — 2.7%
Medtronic PLC(1)	408,025	$30,740,604
Zimmer Biomet Holdings, Inc.	119,943	12,115,442

		$42,856,046

Industrial Conglomerates — 4.2%
General Electric Co.	2,220,247	$66,474,195

		$66,474,195

Insurance — 6.5%
ACE, Ltd.(1)	291,577	$33,487,618
Aflac, Inc.(1)	282,680	18,442,043
American Financial Group, Inc.(1)	97,361	7,204,714
Prudential PLC	900,322	20,871,003
Unum Group	232,473	8,527,110
XL Group PLC(1)	386,742	14,765,810

		$103,298,298

Internet Software & Services — 1.5%
Alphabet, Inc., Class C(1)(2)	31,068	$23,071,097

		$23,071,097

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.(1)	139,024	$19,240,922

		$19,240,922

Media — 1.0%
Walt Disney Co. (The)(1)	139,443	$15,822,597

		$15,822,597

Multi-Utilities — 2.6%
PG&E Corp.	376,122	$19,832,913
Sempra Energy(1)	221,605	21,989,864

		$41,822,777

Multiline Retail — 0.8%
Target Corp.	169,255	$12,270,987

		$12,270,987

Oil, Gas & Consumable Fuels — 10.1%
Anadarko Petroleum Corp.(1)	310,900	$18,622,910
Chevron Corp.(1)	507,751	46,367,821
Devon Energy Corp.(1)	281,543	12,953,793
EOG Resources, Inc.	205,315	17,129,431
Exxon Mobil Corp.	78,214	6,386,955
Occidental Petroleum Corp.(1)	526,720	39,814,765
Phillips 66	57,700	5,281,281
Range Resources Corp.	456,644	13,050,886

		$159,607,842

Pharmaceuticals — 8.5%
Allergan PLC(2)	68,678	$21,557,337
Eli Lilly & Co.(1)	230,075	18,875,353
Johnson & Johnson(1)	492,541	49,864,851
Merck & Co., Inc.(1)	400,144	21,211,633
Roche Holding AG PC	20,496	5,490,078
Teva Pharmaceutical Industries, Ltd. ADR(1)	292,620	18,414,577

		$135,413,829

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 4.5%
Equity Residential(1)	247,063	$19,720,569
Federal Realty Investment Trust	125,457	18,381,959
Post Properties, Inc.	169,554	9,996,904
Public Storage(1)	88,167	21,165,370
Simon Property Group, Inc.	10,382	1,933,544

		$71,198,346

Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.(1)	697,241	$24,243,070
NXP Semiconductors NV(2)	78,177	7,306,422

		$31,549,492

Software — 3.0%
Microsoft Corp.(1)	618,001	$33,588,354
Oracle Corp.(1)	365,905	14,259,318

		$47,847,672

Specialty Retail — 0.5%
Home Depot, Inc. (The)(1)	64,074	$8,578,227

		$8,578,227

Textiles, Apparel & Luxury Goods — 0.3%
Michael Kors Holdings, Ltd.(2)	98,000	$4,215,960

		$4,215,960

Tobacco — 2.5%
Altria Group, Inc.(1)	220,429	$12,696,710
Reynolds American, Inc.(1)	580,346	26,841,003

		$39,537,713

Total Common Stocks (identified cost $1,209,165,722)		$1,403,005,879

Preferred Stocks — 23.4%

Security	Shares	Value
Banks — 9.9%
AgriBank FCB, 6.875% to 1/1/24(5)	92,513	$9,797,710
Barclays Bank PLC, 8.25% to 12/15/18(5)	18,250	19,894,812
Citigroup, Inc., Series K, 6.875% to 11/15/23(5)	412,807	11,258,279
CoBank ACB, Series F, 6.25% to 10/1/22(5)(6)	94,700	9,807,369
Farm Credit Bank of Texas, 6.75% to 9/15/23(5)(6)	13,800	1,433,475
Farm Credit Bank of Texas, Series 1, 10.00%(6)	4,678	5,667,689
First Tennessee Bank, 3.75%(6)(7)	4,660	3,031,039
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(5)	4,566	4,718,200
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)	5,113	5,203,069
JPMorgan Chase & Co., Series Y, 6.125%	317,275	8,112,722
KeyCorp, Series A, 7.75%	81,279	10,606,909
Regions Financial Corp., Series A, 6.375%	471,632	12,064,347
Royal Bank of Scotland Group PLC, Series L, 5.75%	336,483	8,378,427
Standard Chartered PLC, 7.014% to 7/30/37(5)(6)	40.97	4,536,710
SunTrust Banks, Inc., Series E, 5.875%	330,358	8,437,839
Texas Capital Bancshares, Inc., 6.50%	274,290	7,062,967
Texas Capital Bancshares, Inc., Series A, 6.50%	39,158	1,004,011
Webster Financial Corp., Series E, 6.40%	317,662	8,228,240
Wells Fargo & Co., Series L, 7.50%	10,588	12,361,490
Zions Bancorporation, Series I, 5.80% to 9/15/23(5)	1,243	1,263,813
Zions Bancorporation, Series J, 7.20% to 9/15/23(5)	4,120	4,507,907

		$157,377,024

Security	Shares	Value
Capital Markets — 2.5%
Affiliated Managers Group, Inc., 6.375%	209,988	$5,505,634
Goldman Sachs Group, Inc. (The), Series I, 5.95%	171,000	4,392,990
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(5)	349,225	8,803,962
Morgan Stanley, Series G, 6.625%	507,393	13,562,615
State Street Corp., Series D, 5.90% to 3/15/24(5)	253,695	6,966,845

		$39,232,046

Consumer Finance — 1.5%
Capital One Financial Corp., Series B, 6.00%	593,826	$15,077,242
Discover Financial Services, Series B, 6.50%	357,557	9,374,716

		$24,451,958

Diversified Financial Services — 1.4%
KKR Financial Holdings, LLC, Series A, 7.375%	435,261	$11,605,146
RBS Capital Funding Trust VII, Series G, 6.08%	395,086	9,885,052

		$21,490,198

Electric Utilities — 2.2%
AES Gener SA, 8.375% to 6/18/19(5)(6)	11,310	$12,064,039
Entergy Arkansas, Inc., 6.45%	308,409	7,845,154
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	112,500	2,871,169
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	150,220	3,700,144
Southern Co. (The), 6.25%	316,040	8,362,418

		$34,842,924

Food Products — 1.6%
Dairy Farmers of America, 7.875%(6)	94,450	$9,911,347
Land O’Lakes, Inc., 8.00%(6)	9,795	10,337,806
Ocean Spray Cranberries, Inc., 6.25%(6)	57,835	5,201,535

		$25,450,688

Insurance — 0.6%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(5)	13,000	$5,200,813
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(5)	70,552	1,794,137
Endurance Specialty Holdings, Ltd., Series B, 7.50%	92,875	2,391,531

		$9,386,481

Machinery — 1.1%
Stanley Black & Decker, Inc., 5.75%	644,724	$16,764,436

		$16,764,436

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	59,547	$1,466,643

		$1,466,643

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(5)	283,020	$7,093,189

		$7,093,189

Real Estate Investment Trusts (REITs) — 1.2%
Cedar Realty Trust, Inc., Series B, 7.25%	188,900	$4,697,943
DDR Corp., Series J, 6.50%	250,000	6,537,500
DDR Corp., Series K, 6.25%	129,500	3,279,264
Vornado Realty Trust, Series K, 5.70%	146,527	3,774,535

		$18,289,242

Thrifts & Mortgage Finance — 0.9%
Elmira Savings Bank, 8.998% to 12/31/17(5)	4,750	$4,488,750
EverBank Financial Corp., Series A, 6.75%	391,931	10,125,537

		$14,614,287

Total Preferred Stocks (identified cost $357,734,792)		$370,459,116

Corporate Bonds & Notes — 11.7%

Security	Principal Amount (000’s omitted)	Value
Banks — 4.9%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(5)(6)	$5,517	$3,855,004
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(5)	9,335	9,399,178
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(5)(6)	6,118	4,861,975
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(5)(6)	12,885	13,229,171
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(5)(6)	16,311	16,295,504
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(5)	6,180	5,988,760
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(5)	5,190	5,167,294
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(5)	4,571	4,919,539
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(5)(8)	11,828	12,533,729
SunTrust Preferred Capital I, 4.00%, 6/29/49(7)	2,746	2,155,610

		$78,405,764

Diversified Financial Services — 0.6%
Leucadia National Corp., 6.625%, 10/23/43	$7,238	$6,360,226
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(5)(6)	3,791	2,795,863

		$9,156,089

Diversified Telecommunication Services — 0.8%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(5)(6)	$11,855	$12,316,041

		$12,316,041

Electric Utilities — 2.0%
AES Panama SA, 6.00%, 6/25/22(6)	$2,439	$2,426,805
Enel SpA, 8.75% to 9/24/23, 9/24/73(5)(6)	12,557	14,471,942
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)	18,510	15,275,174

		$32,173,921

Energy Equipment & Services — 0.1%
Abengoa Finance S.A.U., 7.75%, 2/1/20(6)	$7,369	$1,197,463

		$1,197,463

Insurance — 1.2%
Genworth Financial, Inc., 7.625%, 9/24/21	$2,163	$2,026,731
Genworth Financial, Inc., 7.70%, 6/15/20	400	396,000
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(5)(6)	1,680	1,866,900
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(5)	18,845	14,746,212

		$19,035,843

Metals & Mining — 0.7%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(5)(6)	$9,480	$9,468,150
Freeport-McMoRan, Inc., 3.55%, 3/1/22	3,497	2,430,415

		$11,898,565

Oil, Gas & Consumable Fuels — 0.2%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(5)(6)	$11,599	$3,363,710

		$3,363,710

Telecommunications — 1.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(5)(6)	$20,770	$18,454,145

		$18,454,145

Total Corporate Bonds & Notes (identified cost $206,183,981)		$186,001,541

Exchange-Traded Funds — 2.5%

Security	Shares	Value
Equity Funds — 2.5%
iShares U.S. Preferred Stock ETF	1,002,350	$39,462,519

Total Exchange-Traded Funds (identified cost $39,428,522)		$39,462,519

Rights — 0.0%(9)

Security	Shares	Value
Credit Suisse Group AG, Exp. 12/3/15(2)	938,536	$574,698

Total Rights (identified cost $0)		$574,698

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.24%(10)	$15,019	$15,018,626

Total Short-Term Investments (identified cost $15,018,626)		$15,018,626

Total Investments — 127.0% (identified cost $1,827,531,643)		$2,014,522,379

Other Assets, Less Liabilities — (27.0)%		$(428,120,495)

Net Assets — 100.0%		$1,586,401,884

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	Includes 75,234 shares to be issued upon mandatory exercise of rights pursuant to the share subscription offering.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2015, the aggregate value of these securities is $166,593,682 or 10.5% of the Fund’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2015.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2015, the aggregate value of these securities is $12,533,729 or 0.8% of the Fund’s net assets.

(9)	Amount is less than 0.05%.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2015 was $14,598.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	81.8%	$1,646,296,304
Switzerland	3.6	73,115,608
United Kingdom	2.9	58,600,491
Ireland	1.5	29,512,022
Netherlands	1.5	29,507,515
France	1.3	25,762,900
Germany	1.0	20,026,173
Colombia	0.9	18,454,145
Israel	0.9	18,414,577
Italy	0.7	14,471,942
Brazil	0.6	12,080,689
Chile	0.6	12,064,039
Australia	0.5	11,335,050
Panama	0.1	2,426,805
Bermuda	0.1	1,794,137
Spain	0.1	1,197,463
Exchange-Traded Funds	1.9	39,462,519

Total Investments	100.0%	$2,014,522,379

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open financial instruments at November 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,834,511,238

Gross unrealized appreciation	$233,695,879
Gross unrealized depreciation	(53,684,738)

Net unrealized appreciation	$180,011,141

Restricted Securities

At November 30, 2015, the Fund owned the following security (representing 0.8% of net assets) which was acquired in a private offering to qualified institutional investors and was restricted as to public resale and not registered under the Securities Act of 1933. The Fund is restricted from selling these shares until December 4, 2015, after which time the shares can be sold under an available exemption from the registration requirements under the Securities Act of 1933, as amended. The unit cost of the shares purchased (excluding the cost to mandatorily exercise the rights included with the shares pursuant to the share subscription offering) is 94.5% of the volume weighted average price of unrestricted shares of the same issuer on the date of acquisition.

Description	Date of Acquisition	Shares	Cost	Value
Common Stock
Credit Suisse Group AG	10/21/15	564,255	$12,911,661	$12,124,761

Total Restricted Securities			$12,911,661	$12,124,761

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$40,887,771	$—		$—	$40,887,771
Consumer Staples	120,085,933	—		—	120,085,933
Energy	186,873,501	—		—	186,873,501
Financials	374,002,992	53,164,935		—	427,167,927
Health Care	205,417,878	5,490,078		—	210,907,956
Industrials	141,370,466	—		—	141,370,466
Information Technology	102,468,261	—		—	102,468,261
Materials	24,884,323	32,498,809		—	57,383,132
Telecommunication Services	27,555,608	—		—	27,555,608
Utilities	88,305,324	—		—	88,305,324
Total Common Stocks	$1,311,852,057	$91,153,822	*	$—	$1,403,005,879
Preferred Stocks
Consumer Staples	$—	$25,450,688		$—	$25,450,688
Energy	—	7,093,189		—	7,093,189
Financials	130,508,380	154,332,856		—	284,841,236
Industrials	—	16,764,436		—	16,764,436
Utilities	9,829,061	26,480,506		—	36,309,567
Total Preferred Stocks	$140,337,441	$230,121,675		$—	$370,459,116
Corporate Bonds & Notes	$—	$186,001,541		$—	$186,001,541
Exchange-Traded Funds	39,462,519	—		—	39,462,519
Rights	574,698	—		—	574,698
Short-Term Investments	—	15,018,626		—	15,018,626
Total Investments	$1,492,226,715	$522,295,664		$—	$2,014,522,379

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	January 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2016